Revenue Recognition	12 Months Ended
Dec. 31, 2018
Revenue Recognition [Abstract]
Revenue Recognition	Revenue Recognition
Adoption of ASC 606 and its related Transition Effects
The modified retrospective method of adoption required us to apply ASC 606 to all new revenue contracts entered into after January 1, 2018 and revenue contracts that were not completed as of January 1, 2018. Our consolidated revenues for periods prior to January 1, 2018 were not revised and the cumulative effect of our adoption of ASC 606 was recorded as an adjustment to partners' capital at January 1, 2018. Based on this application, the following adjustments were made to our consolidated balance sheet as of January 1, 2018:

	December 31, 2017	Adjustments	January 1, 2018
ASSETS
Accounts receivable - trade, net	$495,449	$(48,028)	$447,421
Inventories	88,653	5,138	93,791
Other assets, net of amortization	56,628	59,204	115,832

LIABILITIES AND CAPITAL
Other long-term liabilities	256,571	19,864	276,435

Partners' capital	2,026,147	(3,550)	2,022,597

Current Impact of New Revenue Recognition Guidance
The tables below summarize the impact of adoption on our consolidated balance sheet and statement of operations as of and for the year ended December 31, 2018:

	As of December 31, 2018
Consolidated Balance Sheet	As Reported	Without adoption of ASC 606	Effect of Change Increase/(Decrease)
ASSETS
Accounts receivable-trade, net	$323,462	$371,490	$(48,028)
Inventories	73,531	69,367	4,164
Other Assets, net of amortization	121,707	49,466	72,241

LIABILITIES AND CAPITAL
Other Long-Term Liabilities	259,198	232,927	26,271
Partners' Capital	1,690,799	1,688,693	2,106

	Year ended December 31, 2018
Consolidated Statement of Operations	As Reported	Without adoption of ASC 606	Effect of Change Increase/(Decrease)

Offshore pipeline transportation services	$284,544	$277,915	$6,629
Sodium minerals and sulfur services	1,174,434	1,071,634	102,800
Marine transportation	219,937	219,937	—
Onshore facilities and transportation	1,233,855	1,233,855	—
Total revenues	2,912,770	2,803,341	109,429

Onshore facilities and transportation product costs	1,037,688	1,037,688	—
Onshore facilities and transportation operating costs	89,042	89,042	—
Marine transportation operating costs	172,527	172,527	—
Sodium minerals and sulfur services operating costs	912,491	808,718	103,773
Offshore pipeline transportation operating costs	66,668	66,668	—

OPERATING INCOME	170,248	164,592	5,656

The effects of changes pursuant to ASC 606 in the tables above are attributable to our offshore pipeline transportation services operating segment and our sodium minerals and sulfur services operating segment.
In our offshore pipeline transportation services segment, we have certain contracts with customers that contain tiered pricing structures that are dependent upon reaching certain cumulative milestones of throughput volumes on our pipelines. In addition, we have a contract that contains fixed and variable consideration for us to stand ready to provide firm reservation capacity for a fixed minimum quantity on our pipeline. Pursuant to the new guidance, we have allocated our estimated total transaction price over the life of the contract to the related performance obligation and recognized the effects in our Consolidated Financial Statements. In our sodium minerals and sulfur services operating segment, specifically our legacy refinery services business, we have two distinct performance obligations, including the completion of our refinery sulfur removal process, for which we receive in-kind consideration, and our sale of NaHS to our customers. As a result, we have recorded revenue and the related cost of sales in the Consolidated Financial Statements for the year ended December 31, 2018 for services performed for the in-kind consideration for our services. Further discussion of our performance obligations by type and segment are below.
Revenue from Contracts with Customers
The following table reflects the disaggregation of our revenues by major category for the year ended December 31, 2018:

	Year Ended December 31,
	Onshore Facilities & Transportation	Sodium Minerals & Sulfur Services	Offshore Pipeline Transportation	Marine Transportation	Consolidated
Fee-based revenues	$156,266	$—	$284,544	$219,937	$660,747
Product Sales	1,077,589	1,071,634	—	—	2,149,223
Refinery Services	—	102,800	—	—	102,800
	$1,233,855	$1,174,434	$284,544	$219,937	$2,912,770

The Company recognizes revenue upon the satisfaction of its performance obligations under its contracts. The timing of revenue recognition varies for the revenue streams described in more detail below. In general, the timing includes recognition of revenue over time as services are being performed as well as recognition of revenue at a point in time, for delivery of products.

Fee-based Revenues
We provide a variety of fee-based transportation and logistics services to our customers across several of our reportable segments as outlined below.

Service contracts generally contain a series of distinct services that are substantially the same and have the same pattern of transfer to the customer over the contract period, and therefore qualify as a single performance obligation that is satisfied over time. The customer receives and consumes the benefit of our services simultaneously with the provision of those services.

Offshore Pipeline Transportation
Revenue from our offshore pipelines is generally based upon a fixed fee per unit of volume (typically per Mcf of natural gas or per barrel of crude oil) gathered, transported, or processed for each volume delivered. Fees are based either on contractual arrangements or tariffs regulated by the FERC. Certain of our contracts include a single performance obligation to stand ready, on a monthly basis, to provide capacity on our assets. Revenue associated with these fee-based services is recognized as volumes are delivered over the performance obligation period.

In addition to the offshore pipeline transportation revenue discussed above, we also have certain contracts with customers in which we earn either demand-type fees or firm capacity reservation fees. These fees are charged to a customer regardless of the volume the customer actually delivers to the platform or through the pipeline.

In addition to these offshore pipeline transportation services revenue streams, we also have certain customer contracts in which the transportation fee has a tiered pricing structure based on cumulative milestones of throughput on the related pipeline asset and contract, or on a specified date. The performance obligation for these contracts is to transport, gather or process commodity volumes for the customer based on firm (stand ready) service or from monthly nominations made by our customers, which can also be on an interruptible basis. While our transportation rate changes when milestones are achieved for certain cumulative throughput, our performance obligation does not change throughout the life of the contract. Therefore revenue is recognized on an average rate basis throughout the life of the contract. We have estimated the total consideration to be received under the contract beginning at the contract inception date based on the estimated volumes (including certain minimum volumes we are required to stand ready for), price indexing, estimated production or contracted volumes, and the contract period. We have constrained the estimates of variable consideration such that it is probable that a significant reversal of previously-recognized revenue will not occur throughout the life of the contract. These estimates will be reassessed at each reporting period as required. Billings to our customers are reflected at the contract rate. The difference between the consideration received from our customers from invoicing compared to the revenue recognized creates a contract asset or liability. In circumstances where the estimated average contract rate is less than the billed current price tier in the contract, we will recognize a contract liability. In circumstances where the estimated average contract rate is higher than the billed current price tier in the contract, we will recognize a contract asset.

Onshore Facilities and Transportation
Within our onshore facilities and transportation segment, we provide our customers with pipeline transportation, terminalling services, and rail loading/unloading services, among others, primarily on a per barrel fee basis.

Revenues from contracts for the transportation of crude oil by our pipelines are based on actual volumes at a published tariff and some contain minimum throughput provisions which reset within one year. We recognize revenues for transportation and other services over the performance obligation period, which is the contract term. Revenues for both firm and interruptible transportation and other services are recognized over time as the product is delivered to the agreed upon delivery point or at the point of receipt because they specifically relate to our efforts to transfer the distinct services.

Pricing for our services is determined through a variety of mechanisms, including specified contract pricing or regulated tariff pricing. The consideration we receive under these contracts is variable, as the total volume of the commodity to be transported is unknown at contract inception. At the end of a day or month (as specified in the contract), both the price and volume are known (or “fixed”) in order to allow us to accurately calculate the amount of consideration we are entitled to invoice. The measurement of these services and invoicing occurs on a monthly basis.

Pipeline Loss Allowances
To compensate us for bearing the risk of volumetric losses of crude oil in transit in our pipelines (for our onshore and offshore pipelines) due to temperature, crude quality, and the inherent difficulties of measurement of liquids in a pipeline, our tariffs and agreements allow for us to make volumetric deductions for quality and volumetric fluctuations. We refer to these deductions as pipeline loss allowances ("PLA"). We compare these allowances to the actual volumetric gains and losses of the pipeline and the net gain or loss is recorded as revenue or a reduction of revenue. As the allowance is related to our pipeline transportation services, the performance obligation is the obligation to transport and deliver the barrels and is considered a single obligation.

When net gains occur, we have crude oil inventory. When net losses occur, we reduce any recorded inventory on hand and record a liability for the purchase of crude oil required to replace the lost volumes. Under ASC 606, we record excess oil as non-cash consideration in the transaction price on a net basis. The net oil recorded is valued at the lower of cost or net realizable value using the market price of crude oil during the month the product was transported. The crude oil in inventory can then be sold at current prevailing market prices, resulting in additional revenue if the sales price exceeds the inventory value when control transfers to the customer.

Marine Transportation
Our marine transportation business consists of revenues from the inland and offshore marine transportation of heavy refined petroleum products, asphalt and crude oil, using our barges or vessels. This revenue is recognized over the passage of time of individual trips as determined on an individual contract basis. Revenue from these contracts is typically based on a set day-rate or a set fee per cargo movement. The costs of fuel and certain other operational costs may be directly reimbursed by the customer, if stipulated in the contract.

Our performance obligation consists of providing transportation services using our vessels for a single day either under a term or spot based contract. The transaction price is usually fixed per the contract either as a day rate or as a lump sum to be allocated over the days required to complete the service. Revenue is recognizable as the transportation service utilizing our vessels occurs, as the customer simultaneously receives and consumes these services as they are provided. If provided in the contract, certain items such as fuel or operational costs can be rebilled to the customer in the same period in which the costs are incurred. In the event the timing of a trip to provide our services crosses a reporting period under a lump sum fee contract, the revenue earned is accrued based on the progress completed in the current period on the related performance obligation as we are entitled to payment for each day. Customer invoicing occurs at the completion of a trip, or earlier at the customer’s request.

Product Sales
Sodium Minerals and Sulfur Services
Product sales in our sodium minerals and sulfur services segment primarily involve the sales of caustic soda, NaHS, soda ash and other alkali products. As it relates to revenue recognition, these sales transactions contain a single performance obligation, which is the delivery of the product to the customer at the agreed upon point of sale. For some transactions, control of product transfers to the customer at the shipping point, but we are obligated to arrange for shipment of the product as directed by the customer. Rather than treating these shipping activities as separate performance obligations, our policy is to account for them as fulfillment costs in accordance with ASC 606.

The transaction price for these product sales are determined by specific contracts, typically at a fixed rate or based on a market or indexed rate. This pricing is known, or is “fixed,” at the time of revenue recognition. Invoicing and related payment terms are in accordance with industry standard or contract specification based on final pricing. The entirety of the transaction price is allocated to the performance obligation, which is delivery of the product at the agreed upon point of sale. As this type of revenue is earned at a point in time, there is no allocation of transaction price to future performance obligations.

Onshore Facilities and Transportation
Product sales in our onshore facilities and transportation segment primarily involve the sales of crude oil and petroleum products. These contracts contain a single performance obligation, which is the delivery of the product to the customer at a specified location. These contracts are settled on a monthly basis for term contracts, or on a spot basis. Invoicing and related payment terms are in accordance with industry standard or contract specification based on final pricing.

Pricing is designated within the contracts and is either fixed, index-based or formulaic, utilizing an average price for the month or for a specified range of days, regardless of when delivery occurs. In either case, pricing is known at the time of invoicing. The entirety of the consideration is allocated to a single performance obligation, which is delivery of the product to a specified location. As this type of revenue is earned at a point in time, there is no allocation of transaction price to future performance obligations.

Refinery Services
Our refinery services business primarily provides sulfur extraction services to refiners’ high sulfur (or “sour”) gas streams that the refineries have generated from crude oil processing operations. Our process applies our proprietary technology, which uses caustic soda to act as a scrubbing agent at a prescribed temperature and pressure to remove sulfur. The technology returns a clean (sulfur-free) hydrocarbon stream to the refinery for further processing into refined products, and simultaneously produces NaHS. Units of NaHS are produced ratably as a gas stream is processed. We obtain control and ownership of the NaHS immediately upon production, which constitutes the sole consideration that we received for our sulfur removal services. We later market this product to third parties as part of our product sales, as described above. As part of some of our arrangements, we pay a refinery access fee (“RSA fee”) for any benefits received by virtue of our plant’s proximity to the customer’s refinery. Our RSA fee is recorded as a reduction of revenue.

Providing sulfur removal services is the singular performance obligation in our refinery service agreements. As our customers simultaneously receive and consume the refinery service benefits, control is transferred and revenue is recognized over time based on the extent of progress towards completion of the performance obligations. We use units of NaHS produced during a period to measure progress as the amount we receive corresponds directly with the efforts to provide our services completed to date. The transaction price for each performance obligation is determined using the fair value of a unit of NaHS on the contract inception date for each refinery services agreement. Accordingly, we record the value of NaHS received as non-cash consideration in inventory until it is subsequently sold to our customers (see Product Sales, above).
Contract Assets and Liabilities
The table below depicts our contract asset and liability balances at January 1, 2018 and December 31, 2018:

	Contract Assets	Contract Liabilities
	Non-Current	Non-Current
Balance at January 1, 2018	$59,204	$19,864
Balance at December 31, 2018	72,241	26,271

During the year ended December 31, 2018, there were no balances that were previously classified as contract liabilities at the beginning of the period that were recognized as revenues. Accounts receivable-trade, net does not include consideration received in kind from our refinery services process. We did not have any contract modifications during the period that would affect our contract asset and liability balances.

Transaction Price Allocations to Remaining Performance Obligations
We are required to disclose the amount of our transaction prices that are allocated to unsatisfied performance obligations as of December 31, 2018. However, ASC 606 provides the following practical expedients and exemptions that we utilized:

1)	Performance obligations that are part of a contract with an expected duration of one year or less;

2)	Revenue recognized from the satisfaction of performance obligations where we have a right to consideration in an amount that corresponds directly with the value provided to customers; and

3)
Contracts that contain variable consideration, such as index-based pricing or variable volumes, that is allocated entirely to a wholly unsatisfied performance obligation or to a wholly unsatisfied promise to transfer a distinct good or service that is part of a series.

We apply these practical expedients and exemptions to our revenue streams recognized over time. The majority of our contracts qualify for one of these expedients or exemptions. After considering these practical expedients and identifying the remaining contract types that involve revenue recognition over a long-term period and include long-term fixed consideration (adjusted for indexing as required), we determined our allocations of transaction price that relate to unsatisfied performance obligations. As it relates to our tiered pricing offshore transportation contracts, we provide firm capacity for both fixed and variable consideration over a long term period. Therefore, we have allocated the remaining contract value (as estimated and discussed above) to future periods. In our onshore facilities and transportation segment, we have certain contractual arrangements in which we receive fixed minimum payments for our obligation to provide minimum capacity on our pipelines and related assets.

The following chart depicts how we expect to recognize revenues for future periods related to these contracts:

	Offshore Pipeline Transportation	Marine Transportation	Onshore Facilities and Transportation

2019	$74,200	$27,010	$65,436
2020	51,256	20,128	57,090
2021	34,562	—	20,139
2022	22,828	—	4,283
2023	12,076	—	—
Thereafter	123,371	—	—
Total	$318,293	$47,138	$146,948